Property, Plant and Equipment - Schedule of Changes in Carrying Value of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	$ 1,863	$ 1,807	$ 1,589
Capital work-in-progress	271	311	303	$ 286
Property, plant and equipment, Ending balance	1,931	1,863	1,807
Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	3,096	2,827	2,428
Additions	470	302	420
Additions- Business Combinations (Refer note 2.9)	7
Deletions	(83)	(24)	(73)
Reclassified from assets held for sale (refer note 2.9)	10	(10)
Translation difference	(178)	1	52
Property, plant and equipment, Ending balance	3,322	3,096	2,827
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(1,544)	(1,323)	(1,125)
Deletions	56	23	54
Depreciation	(255)	(254)	(226)
Reclassified from assets held for sale (refer note 2.9)	(7)	7
Translation difference	88	3	(26)
Property, plant and equipment, Ending balance	(1,662)	(1,544)	(1,323)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	287	268	241
Property, plant and equipment, Ending balance	271	287	268
Land | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	292	272	244
Additions	8	21	22
Deletions	(7)
Translation difference	(17)	(1)	6
Property, plant and equipment, Ending balance	276	292	272
Land | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(5)	(4)	(3)
Depreciation	(1)	(1)	(1)
Translation difference	1
Property, plant and equipment, Ending balance	(5)	(5)	(4)
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	830	747	623
Property, plant and equipment, Ending balance	868	830	747
Buildings | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1,247	1,123	955
Additions	132	122	147
Deletions	(17)
Translation difference	(71)	2	21
Property, plant and equipment, Ending balance	1,291	1,247	1,123
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(417)	(376)	(332)
Deletions	15
Depreciation	(45)	(43)	(35)
Translation difference	24	2	(9)
Property, plant and equipment, Ending balance	(423)	(417)	(376)
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	159	165	149
Property, plant and equipment, Ending balance	182	159	165
Plant and Machinery | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	518	466	392
Additions	98	56	73
Additions- Business Combinations (Refer note 2.9)	1
Deletions	(15)	(3)	(8)
Translation difference	(30)	(1)	9
Property, plant and equipment, Ending balance	572	518	466
Plant and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(359)	(301)	(243)
Deletions	12	2	5
Depreciation	(62)	(62)	(57)
Translation difference	19	2	(6)
Property, plant and equipment, Ending balance	(390)	(359)	(301)
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	192	229	220
Property, plant and equipment, Ending balance	239	192	229
Computer Equipment | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	749	700	615
Additions	173	73	120
Additions- Business Combinations (Refer note 2.9)	4
Deletions	(35)	(17)	(47)
Reclassified from assets held for sale (refer note 2.9)	6	(6)
Translation difference	(42)	(1)	12
Property, plant and equipment, Ending balance	855	749	700
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(557)	(471)	(395)
Deletions	23	17	34
Depreciation	(109)	(107)	(101)
Reclassified from assets held for sale (refer note 2.9)	(4)	4
Translation difference	31		(9)
Property, plant and equipment, Ending balance	(616)	(557)	(471)
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	82	93	69
Property, plant and equipment, Ending balance	98	82	93
Furniture and Fixtures | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	285	261	218
Additions	58	29	57
Additions- Business Combinations (Refer note 2.9)	2
Deletions	(9)	(3)	(17)
Reclassified from assets held for sale (refer note 2.9)	4	(4)
Translation difference	(17)	2	3
Property, plant and equipment, Ending balance	323	285	261
Furniture and Fixtures | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(203)	(168)	(149)
Deletions	6	3	14
Depreciation	(37)	(40)	(31)
Reclassified from assets held for sale (refer note 2.9)	(3)	3
Translation difference	12	(1)	(2)
Property, plant and equipment, Ending balance	(225)	(203)	(168)
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	2	2	1
Property, plant and equipment, Ending balance	2	2	2
Vehicles | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	5	5	4
Additions	1	1	1
Deletions		(1)	(1)
Translation difference	(1)		1
Property, plant and equipment, Ending balance	5	5	5
Vehicles | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(3)	(3)	(3)
Deletions		1	1
Depreciation	(1)	(1)	(1)
Translation difference	1
Property, plant and equipment, Ending balance	$ (3)	$ (3)	$ (3)